3. TRADEMARKS (March 2018 Note) (Details) - USD ($)	6 Months Ended	12 Months Ended
	Mar. 31, 2018	Sep. 30, 2017	Sep. 30, 2016
Trademarks, beginning balance	$ 30,085	$ 22,592
Trademarks, ending balance	38,233	30,085	$ 22,592
Trademarks [Member]
Trademarks, beginning balance	30,085	22,592	20,174
Trademarks purchased	8,148	7,493	2,418
Trademarks, ending balance	$ 38,233	$ 30,085	$ 22,592